Submission	Sep. 03, 2025
Submission [Line Items]
Central Index Key	0001591890
Registrant Name	Fundamental Global Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A